Line of credit, short term loan and notes payable, Notes Payable (FY) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 19, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 24, 2020	Jun. 23, 2020	Nov. 04, 2019
Debt Instruments [Abstract]
Debt amount, net of debt discounts						$ 37,250,000	$ 6,200,000
Interest expense		$ 2,600,000	$ 100,000	$ 7,300,000	$ 100,000	$ 670,000	868,000
November 2019 Notes Payable, Net (November 2019 Notes) [Member]
Debt Instruments [Abstract]
Face amount										$ 2,800,000
Long-term debt, interest rate		10.00%		10.00%		10.00%				10.00%
Maturity date						Nov. 04, 2021
Conversion price (in dollars per share)								$ 3.75	$ 4.00	$ 4.00
Debt amount, net of debt discounts		$ 2,736,000		$ 2,736,000		$ 2,769,000
Debt discounts		300,000		300,000		100,000
Fair value of debt		300,000		300,000		2,800,000
November 2019 Notes Payable, Net (November 2019 Notes) [Member] | Maximum [Member]
Debt Instruments [Abstract]
Fair value of incremental warrants issued										$ 100,000
Debt amount, net of debt discounts						2,800,000
Debt discounts						$ 100,000
Seller Notes [Member]
Debt Instruments [Abstract]
Long-term debt, interest rate	10.00%
Maturity date	Jun. 30, 2023
Conversion price (in dollars per share)	$ 4.00							$ 3.75	$ 4.00
Fair value of debt		$ 300,000		$ 300,000
Senior Seller Notes [Member]
Debt Instruments [Abstract]
Face amount	$ 10,000,000
Long-term debt, interest rate		10.00%		10.00%		10.00%
Maturity date						Jun. 30, 2023
Debt amount, net of debt discounts		$ 9,993,000		$ 9,993,000		$ 9,191,000	$ 0
Debt discounts		$ 900,000		$ 900,000		900,000
Fair value of debt						$ 9,200,000
Junior Seller Notes [Member]
Debt Instruments [Abstract]
Face amount	$ 5,000,000
Long-term debt, interest rate		10.00%		10.00%		10.00%
Maturity date						Jun. 30, 2023
Debt amount, net of debt discounts		$ 4,797,000		$ 4,797,000		$ 4,410,000
Debt discounts		$ 600,000		$ 600,000		500,000
Fair value of debt						$ 4,400,000